Share based compensation - PSU Activity (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Performance stock units
Number
Outstanding at beginning balance (in shares) | shares	0
Granted during the year (in shares) | shares	500,000
Forfeited during the year (in shares) | shares	0
Expired during the year (in shares) | shares	0
Outstanding at ending balance (in shares) | shares	500,000
Weighted Avg. Fair Value Price (in $)
Outstanding at beginning balance (in dollars per share) | $ / shares	$ 0
Granted during the year (in dollars per share) | $ / shares	2.02
Forfeited during the year (in dollars per share) | $ / shares	0
Expired during the year (in dollars per share) | $ / shares	0
Outstanding at ending balance (in dollars per share) | $ / shares	$ 2.02
Restricted stock units
Number
Outstanding at beginning balance (in shares) | shares	0
Granted during the year (in shares) | shares	88,584
Forfeited during the year (in shares) | shares	0
Expired during the year (in shares) | shares	0
Outstanding at ending balance (in shares) | shares	88,584
Weighted Avg. Fair Value Price (in $)
Outstanding at beginning balance (in dollars per share) | $ / shares	$ 0
Granted during the year (in dollars per share) | $ / shares	5.08
Forfeited during the year (in dollars per share) | $ / shares	0
Expired during the year (in dollars per share) | $ / shares	0
Outstanding at ending balance (in dollars per share) | $ / shares	$ 5.08